COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Mar. 31, 2025
Company Organization And Principal Activities
COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES

1 COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES

Diginex Limited (the “Company”) was incorporated on 26 January 2024 as an exempted company in the Cayman Islands with limited liability with its registered office at the office of Ogier Global (Cayman) Limited, 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9099, Cayman Islands and principal place of business at Smart-Space Fintech 2, Room 3, Units 401-404, Core C, Cyberport 3, 3 Cyberport Road, Telegraph Bay, Hong Kong. The Company is a listed company under the symbol “DGNX” since January 22, 2025 and are cross-listed on the Frankfurt Stock Exchange (Open Market) and the Tradegate Exchange under the symbol “I0Q” since February 20, 2025. Substantial shareholder of the Company is Rhino Ventures Limited (“Rhino Ventures”) which is a limited company incorporated in the British Virgin Islands.

The Company is an investment holding company and the principal activities of Diginex Solutions (HK) Limited (“DSL”) and its subsidiaries (collectively, “DSL Group”) are the provision of Environmental, Social and Governance (“ESG”) reporting solution services, advisory services and developing customization solutions. The Company and DSL Group are collectively referred to as the “Group”.

These consolidated financial statements are presented in US dollars (“USD”), which is the same as the functional currency of the Company.

These consolidated financial statements for the years ended 31 March 2023, 2024 and 2025 were authorized for issue by the Board of Directors on July 11, 2025. The Board of Directors has the power to amend the consolidated financial statements after issue.

1.1 Group reorganization

The Company was incorporated on 26 January 2024. On 15 July 2024, the Company completed a transaction pursuant to a share exchange agreement, whereby the then existing shareholders of DSL (the “Original Shareholders”) transferred all of their shares in DSL to the Company, in consideration for the Company’s issuance of substantially the same securities to the Original Shareholders in exchange for the securities of DSL held by them (the “Exchange”). Prior to the Exchange, there were 16,756 ordinary shares of DSL issued and outstanding, 3,151 series A preferred shares of DSL issued and outstanding and 10,172 warrants of DSL (“DSL Private Warrants) issued and outstanding. In the Exchange, each of the securities of DSL were exchanged for substantially the same securities of the Company at an exchange ratio of one (1) ordinary share of DSL for four hundred and ten (410) Ordinary Shares of the Company (“Ordinary Shares”), one (1) series A preferred share of DSL for four hundred and ten (410) Preferred Shares of the Company (“Preferred Shares”) and one (1) warrant of DSL for four hundred and ten (410) warrants of the Company (“Private Warrants”). Within these consolidated financial statements, the terms “Series A Preferred Shares” and “Preferred Shares” are used interchangeably.

In connection with the Exchange, the Company and security holders of DSL consummated the following transactions (the “Ancillary Transactions”):

(i)	the Company issued $4,350,000 new convertible loan notes to certain Original Shareholders in consideration for the cancellation of the then existing convertible loan notes issued by DSL and held by such Original Shareholders. The convertible loan notes automatically converted into Ordinary Shares upon the effectiveness of the Company’s registration statement on 20 December 2024;
(ii)	the Company granted certain share option awards under a new share option plan that was adopted by the Company to the holders of the unexercised share options granted by DSL (the “Original DSL Awards”), in consideration for the cancellation of the DSL Awards held by such holders. There was no automatic vesting of any unvested Awards upon completion of an initial public offering, the board of directors, at their discretion, do have the ability to accelerate vesting at any point; and
(iii)	the Company granted certain Private Warrants to purchase Ordinary Shares of the Company to the holders of the then existing DSL Private Warrants to purchase ordinary shares of DSL (the “Original Warrants”), in consideration for the cancellation of the DSL Private Warrants held by such holders.

Accordingly, upon consummation of the Exchange and the Ancillary Transactions (collectively the “Recapitalization”), DSL became a wholly owned subsidiary of the Company, and the Original Shareholders became shareholders of the Company. The remaining DSL security holders became security holders of the Company, in that they held the Company’s convertible loan notes, Awards and Private Warrants.

Following the Recapitalization, on July 26, 2024, the Company completed a share subdivision (the “Share Subdivision”) such that, the authorized share capital of the Company was changed from US$50,000 divided into 480,000,000 Ordinary shares of par value US$0.0001 each, 20,000,000 Preferred shares of par value US$0.0001 each to be US$50,000 divided into 960,000,000 Ordinary Shares of US$0.00005 par value each and 40,000,000 Preferred Shares, par value US$0.00005 per share.

Upon completion of the Recapitalization, the Company became the holding company of the companies now comprising the Group, where both the Company and DSL operated under the common control of Rhino Ventures. The Group comprising of the Company and its subsidiaries resulting from the Recapitalization is regarded as a continuing entity, accordingly, the consolidated financial statements for the year ended 31 March 2023, 2024 and 2025 have been prepared as if the Company had always been the holding company of the Group with the reserves being retrospectively adjusted to reflect the Recapitalization.

1.2 Summary of significant transactions

The Group incurred the following transactions that significantly affect the financial position and performance of the Group:

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On May 27, 2024, DSL completed an $8,000,000 capital raise with the Rhino Ventures (the “Capital Raise”) and DSL allotted 5,086 ordinary shares and 10,172 warrants to Rhino Ventures. The Capital Raise was settled by capitalizing $6,059,142 of amount due to Rhino Ventures and $1,940,858 of loans from Rhino Ventures. The Capital Raise triggered an anti-dilution clause in the Articles of Association of DSL and resulted in 151 series A preferred shares of DSL being issued to the existing series A preferred shareholder with $Nil consideration.

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On December 20, 2024, the Company’s registration statement Form F-1 was declared effective by the SEC. This resulted in outstanding Preferred Shares converting into 2,583,820 Ordinary Shares on a 1:1 basis. All the outstanding convertible loan notes with an aggregate face value of $4,350,000 and accrued interest of $751,781, totaling $5,101,781, also converted into Ordinary Shares at a conversion price of $2.17 resulting in the issuance of 2,347,134 Ordinary Shares.

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On January 21, 2025, pursuant to a triparty loan agreement entered into between the Company, DSL and Rhino Ventures dated September 30, 2024, the outstanding principal and accrued interest of the loan from Rhino Ventures to DSL amounting to $3,530,019 was fully settled, of which $3,000,000 was capitalized through the issuance of 731,707 Ordinary Shares and the remaining $530,019 was settled in cash.

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On January 23, 2025, the Company successfully closed on its Initial Public Offering (“IPO”), selling 2,250,000 Ordinary Shares, par value $0.00005 per share, at a public offering price of $4.10 per share, for total gross proceeds of $9,225,000, before deducting underwriting discounts, commissions, and other related expenses. The net proceeds amounted to $7,747,756.

On January 27, 2025, the Company also closed on the underwriter’s exercise of their over-allotment option (the “Over-Allotment Option”) to purchase 337,500 Ordinary Shares pursuant to an underwriting agreement, dated January 21, 2025 (the “Underwriting Agreement”). Pursuant to the Over-Allotment Option, the underwriters purchased an additional 337,500 Ordinary Shares at the public offering price of $4.10 per share, resulting in additional gross proceeds of $1,383,750, before deducting underwriting discounts and other related expenses. The net proceeds amounted to $1,261,969.

After giving effect to the full exercise of the Over-Allotment Option, the total number of Ordinary Shares sold by the Company in the IPO increased to 2,587,500 Ordinary Shares and the gross proceeds increased to $10,608,750, before deducting underwriting discounts and other related expenses. The total net IPO proceeds amounted to $9,009,725.

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On January 23, 2025, the Company issued Rhino Ventures the IPO Warrants in connection with the IPO.

Tranche 1 - Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $5.13 per share, which expire 6 months from January 23, 2025

Tranche 2 - Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $6.15 per share, which expire 9 months from January 23, 2025

Tranche 3 - Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $7.18 per share, which expire 12 months from January 23, 2025

Tranche 4 - Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $8.20 per share, which expire 15 months from January 23, 2025

Tranche 5 - Warrants to purchase 2,250,000 Ordinary Shares at an exercise price of $10.25 per share, which expire 18 months from January 23, 2025

Tranche 6 - Warrants to purchase 2,250,000 Ordinary Shares at an exercise price $12.30 per share, which expire 24 months from January 23, 2025

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On March 17, 2025, the Company signed two binding memorandum of understanding with Nomas Global Investments-LLC-S.P.C. and Al Noor Legal Consultants FZE (the “MOUs”) to pursue a broad strategic relationship to facilitate Diginex with its planned expansion in the UAE and the broader Gulf Cooperation Council region (“GCC”), which includes assisting the Company with a dual listing of the Ordinary Shares on the Abu Dhabi Securities Exchange and a potential capital raise of up to USD$250,000,000 focused on large institutional investors based in the GCC. At March 31, 2025, Diginex paid $650,000 in relation to the underlying activity associated with MOU’s and held $399,400 in an escrow account, as restricted bank balances, for future expenses.